Other receivable (Tables)	12 Months Ended
Sep. 30, 2025
Other receivable
Schedule of other receivable
	As of	As of
	September 30,	September 30,
	2025	2024
Other receivable	$18,442,831	$18,709,318
Less: allowance for credit losses	(18,442,831)	-
Other receivable, net	-	$18,709,318

Schedule of movement of allowance for other receivable
	For the	For the
	year ended	year ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	-	-
Addition	18,203,745	-
Translation adjustments	239,086
Balance as of end of year	$18,442,831	-